Cover	Mar. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2024
Entity File Number	000-56368
Entity Registrant Name	Wearable Health Solutions, Inc.
Entity Central Index Key	0001443089
Entity Tax Identification Number	26-3534190
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10525 N. Port Washington Road
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Mequon
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53092
City Area Code	(877)
Local Phone Number	639-2929
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false